Shareholders’ equity (Details Narrative) $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands			12 Months Ended
	Feb. 15, 2023 USD ($)	Jun. 04, 2020 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 15, 2023 USD ($)	Dec. 15, 2023 BRL (R$)	Dec. 14, 2023 USD ($)	Dec. 14, 2023 BRL (R$)	Nov. 21, 2023 USD ($)	Nov. 21, 2023 BRL (R$)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 BRL (R$)	Aug. 02, 2023 USD ($)	Aug. 02, 2023 BRL (R$)	Jun. 07, 2023 USD ($)	Jun. 07, 2023 BRL (R$)	May 15, 2023 USD ($)	May 15, 2023 BRL (R$)	Apr. 27, 2023 USD ($)	Apr. 27, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Capital			$ 132,439	$ 132,439
Capital, shares | shares			132,439	132,439
Par value ($ per share) | $ / shares			$ 1.00
Authorized, but unissued and unsubscribed share capital			$ 231,925
Cash distribution	$ 25,000
Cash			352,814	$ 330,653
Dividends to non-controlling interests			18,351	$ 23,075	$ 23,730
Parent [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares | shares		881,902
Percentage of equity after cancellation of shares		64.68%
Subsidiary Pollarix S A [Member]
IfrsStatementLineItems [Line Items]
Other receive amount																		$ 15,426	R$ 76,430
Cash						$ 10,307	R$ 51,058	$ 1,812	R$ 8,977	$ 4,556	R$ 22,567	$ 9,199	R$ 44,887	$ 13,282	R$ 64,806	$ 5,474	R$ 27,124			$ 1,059	R$ 5,245
Nexa B R [Member]
IfrsStatementLineItems [Line Items]
Other receive amount						1,542	7,638							4,959	24,197
Common shares and the non-controlling interest to receive						$ 5,954	R$ 29,489							$ 12,397	R$ 60,492
Nexa Peru [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests			$ 124